Acquisitions (Narrative) (Details) - USD ($) $ in Millions							1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 01, 2015	Mar. 02, 2015	Dec. 01, 2014	Nov. 30, 2014	Mar. 01, 2014	Feb. 28, 2014	Dec. 31, 2014	Mar. 01, 2014	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Units issued associated with acquisitions									2,345,339	4,704,221
General partner interest, percent	2.00%	2.00%	2.00%		2.00%		2.00%
Phillips 66 [Member] | General Partner Units [Member] | Palermo Rail Terminal Project Interest [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions							268
Phillips 66 [Member] | Phillips 66 [Member] | Palermo Rail Terminal Project [Member]
Business Acquisition [Line Items]
Cash consideration							$ 26.5
Cash consideration for assets							28.0
Historical carrying value of assets transferred							41.6
Phillips 66 [Member] | Phillips 66 [Member] | Palermo Rail Terminal Project Interest [Member]
Business Acquisition [Line Items]
Total consideration							8.4
Note payable assumed from/issued to subsidiary of Phillips 66							7.6
Phillips 66 [Member] | Phillips 66 [Member] | Eagle Ford Gathering System Project [Member]
Business Acquisition [Line Items]
Total consideration							11.8
Cash consideration							5.5
Note payable assumed from/issued to subsidiary of Phillips 66							6.3
Cash consideration for assets							$ 11.8
Phillips 66 [Member] | Phillips 66 [Member] | Bayway Ferndale Cross Channel Assets [Member]
Business Acquisition [Line Items]
Cash consideration			$ 7.0
Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member] | Palermo Rail Terminal Project Interest [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions							13,129
Gold Line/Medford Acquisition [Member] | Phillips 66 [Member] | General Partner Units [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions					72,053
Gold Line/Medford Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Total consideration					$ 700.0
Cash consideration					400.0
Aggregate fair value of units issued for assets acquired					140.0
Note payable assumed from/issued to subsidiary of Phillips 66					160.0
Transaction costs					$ 1.8
Cash consideration for assets								$ 400.0
Historical carrying value of assets transferred						$ 138.0
Gold Line/Medford Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions					3,530,595
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Aggregate fair value of units issued for assets acquired			$ 68.0
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member] | General Partner Units [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions			21,764
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Total consideration			$ 340.0
Cash consideration			28.0				$ 28.0
Note payable assumed from/issued to subsidiary of Phillips 66			244.0
Transaction costs			0.7
Cash consideration for assets			$ 35.0
Bayway Ferndale Cross-Channel Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Common Units [Member]
Business Acquisition [Line Items]
Units issued associated with acquisitions			1,066,412
Bayway And Ferndale Rail Racks [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Historical carrying value of assets transferred				$ 142.8